Share-based Payments - Movements in Number of Restricted Share Units Dependent on Market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on market performance condition [member]
	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	203,990	203,990
Granted	0	0
Exercised	0	0
Forfeited	0	0
Lapsed	0	0
Ending balance	203,990	203,990	203,990
Weighted average fair value, Beginning balance	$ 13.21	$ 13.21
Exercisable	5,000
Weighted average fair value, Granted	$ 0	0
Weighted average fair value, Ending balance	13.21	$ 13.21	$ 13.21
Exercisable	$ 14.30
Weighted average remaining contract term (in years) | yr	6.10	7.10	8.10
Weighted average remaining contract term (in years), exercisable | yr	7.08
Aggregate intrinsic value	$ 10,867,000	$ 9,247,000	$ 5,836,000
Aggregate intrinsic value, exercisable	$ 266,000